Mortgage notes receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Mortgage notes receivable
Mortgage notes receivable

Note 4 — Mortgage notes receivable

The stated principal amount of loans receivable in our portfolio represents our interest in loans secured by first deeds of trust, security agreements or legal title to real estate located in the United States. Our lending standards require that all mortgage notes receivable be secured by a first deed of trust lien on real estate and that the maximum loan to value ratio (“LTV”) be no greater than 65%. The LTV is calculated on an “as-complete” appraised value of the underlying collateral as determined by an independent appraiser at the time of the loan origination. The lending standards also limit the initial outstanding principal balance of the loan to a maximum LTV of up to 65% of the “as-is” appraised value of the underlying collateral as determined by an independent appraiser at the time of the loan origination. Unless otherwise indicated, LTV is measured by the total commitment amount of the loan divided by the “as-completed” appraisal. LTVs do not reflect interim loan activity such as construction draws or interest payments capitalized to loans, or partial repayments of the loan. The maximum amount of a single loan may not exceed 10% of our total assets and the maximum amount to a single borrower may not exceed 15% of our total assets. We consider the maximum LTV a credit quality indicator for the credit quality of a mortgage note receivable.

Mortgage notes receivable are recorded at cost, which represents the carrying value, and interest rates generally range from a fixed annual rate of 10% to 13%. Mortgage notes receivable are considered to be short-term financings, with initial terms ranging from five to 18 months in duration based on the size of the project and expected timeline for completion of construction, which we often elect to extend for several months based on our evaluation of the project. All loans require monthly interest only payments. Most loans are structured with an interest reserve holdback that covers the interest payments for most of the initial term of the loan. Once the interest reserve is depleted, borrowers are expected to make their monthly interest payment within 10 days of month end.

Mortgage notes receivable are presented net of construction holdbacks, interest reserves, allowance for loans losses and deferred origination and extension fee income in the consolidated balance sheets. The construction holdback represents amounts withheld from the funding of construction loans until we deem construction to be sufficiently completed. The interest reserve represents amounts withheld from the funding of certain mortgage notes receivable for the purpose of satisfying monthly interest payments over all or part of the term of the related note. Accrued interest is paid out of the interest reserve and recognized as interest income at the end of each month. The deferred origination and extension fee income represents amounts that will be recognized over the contractual life of the underlying mortgage notes receivable.

The following table summarizes information pertaining to mortgage notes receivable as of June 30, 2020 and December 31, 2019:

(dollars in thousands)	June 30, 2020	December 31, 2019
Total loan commitments	$1,121,521	$1,101,275
Less:
Construction holdbacks (1)	260,401	253,708
Interest reserves (1)	21,907	18,601
Private REIT participation (2)	6,931	—
Total principal outstanding for our mortgage notes receivable	832,282	828,966
Less:
Allowance for loan losses	6,795	4,096
Deferred fees	8,168	3,281
Mortgage notes receivable, net	$817,319	$821,589
(1)	Includes construction holdbacks of $7.1 million and interest reserves of $0.7 million on participating interests sold to the Private REIT as of June 30, 2020.
(2)	The Private REIT was determined to be a voting interest entity for which we, through our wholly owned subsidiary acting as manager with no equity investment, do not hold a controlling interest in and do not consolidate the Private REIT. Furthermore, the Private REIT participation in loans originated by us meets the characteristics of a participating interest in accordance with ASC 860 and therefore, is treated as a sale of mortgage notes receivable and is derecognized from our unaudited condensed consolidated financial statements.

Non-accrual status

Mortgage notes receivable that are in contractual default are deemed to be non-performing and are evaluated for impairment. Loans can be placed in contractual default status for any of the following reasons: (1) an interest payment is more than 30 days past due; (2) a note matures and the borrower fails to make payment of all amounts owed or extend the loan; or (3) the collateral becomes impaired in such a way that the ultimate collection of the note is doubtful. A loan can be removed from contractual default status if the late interest payments are brought current, the borrower complies with appropriate re-underwriting to extend the note, or additional collateral is provided for the note to provide cash flow or bring the loan to collateral value ratio below 65%. No interest income is recognized on mortgage notes receivable that are in contractual default, unless the interest is paid in cash and collectability of all amounts due is reasonably assured. In addition, in certain instances, where the interest reserve on a current loan has been fully depleted and the interest payment is not expected to be collected from the borrower, we may place a current loan on non-accrual status and recognize interest income on a cash-basis. As of June 30, 2020 and December 31, 2019, the principal outstanding on loans placed on non-accrual status were $177.0 and $32.9 million, respectively. For the three and six months ended June 30, 2020, the average recorded investments in loans placed on non-accrual status were $164.6 and $120.7 million, respectively. For the three and six months ended June 30, 2019, the average recorded investments in loans placed on non-accrual status were $11.0 and $11.1 million, respectively.

Impaired mortgage notes receivable

We evaluate each loan for impairment at least quarterly. Impairment occurs when it is deemed probable that we will not be able to collect all amounts due according to the contractual terms of the loan, at which time, the loan is deemed to be impaired. Placing a loan in contractual default does not in and of itself result in an impairment if we deem it probable that we will ultimately collect all amounts due. If a loan is considered to be impaired, we record an allowance through the provision for loan losses to reduce the carrying value of the loan to the fair value of the collateral less estimated costs to sell, as all of our loans are classified as collateral dependent as repayment is expected solely from the collateral. As of June 30, 2020 and December 31, 2019, the principal outstanding on loans with impairment were $49.5 and $19.8 million, respectively. For the three and six months ended June 30, 2020, the average recorded investments in loans with impairment were $43.8 and $35.8 million, respectively. For the three and six months ended June 30, 2019, the average recorded investments in loans with impairment were $5.2 and $3.4 million, respectively.

The following table summarizes the activity in the allowance for loan losses for the three and six months ended June 30, 2020 and June 30, 2019. All of the allowance for loan losses relates to loans deemed to be impaired.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
(dollars in thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Beginning	$7,182	$1,480	$4,096	$1,704
Provision for loan losses (benefits)	309	297	3,931	73
Charge offs	(696)	—	(1,232)	—
Ending	$6,795	$1,777	$6,795	$1,777

Note 4 — Mortgage notes receivable

The stated principal amount of loans receivable in the Company’s portfolio represents the Company’s interest in loans secured by first deeds of trust and is presented net of interest reserve, construction reserve holdbacks and deferred origination and extension fee income and allowance for loan losses in the consolidated balance sheets.

The interest reserve holdback represents amounts withheld from the funding of certain mortgage notes receivable for the purpose of satisfying monthly interest payments over all or part of the term of the related note. Accrued interest is paid out of the interest reserve and recognized as interest income at the end of each month. The construction reserve holdback represents amounts withheld from the funding of construction loans until the Company’s management deems construction to be sufficiently completed. The deferred origination and extension fee income represents amounts that will be recognized over the contractual life of the underlying mortgage notes receivable.

The Company’s lending standards require that all mortgage notes receivable be first position liens and that the maximum loan to value ratio be 65%, and prior to funding, all loan packages will include an appraisal by a third-party qualified appraiser. The maximum amount of a single loan may not exceed 10% and the maximum amount to a single borrower may not exceed 15% of the total assets of the Company.

At December 31, 2019, the Company had mortgage notes receivable, net of $821.6 million. This is comprised of the loan balances less interest reserves of $18.6 million, construction reserves of $253.7 million, deferred fee income of $3.3 million and allowance for loan losses of $4.1 million. At December 31, 2018, the Predecessor Company Group had mortgage notes receivable, net outstanding of $589.6 million. This is comprised of the loan balances less of interest reserves of $28.8 million, construction reserves of $278.0 million and allowance for loan losses of $1.7 million, respectively. The mortgage notes receivable are recorded at their cost, which approximate their face amounts, and interest rates generally range from 10% to 13%. The mortgage notes receivable are considered to be short-term financings, with the expectation of repayment generally within 5 to 12 months. All loans require monthly interest only payments. Most loans are structured with an interest reserve holdback that covers the interest payments for most of the initial term of the loan. Once the interest reserve is depleted, borrowers are expected to make their monthly interest payment within 10 days of month end.

Defaulted mortgage notes receivable

Loans can be placed in default status if an interest payment is more than 30 days past due; if a note matures and the borrower fails to extend; or if the collateral becomes impaired in such a way that the ultimate collection of the note is doubtful. A loan can be removed from default status if the late interest payments are brought current; if the borrower complies with appropriate re-underwriting to extend the note; or if additional collateral is provided for the note to provide cash flow or bring the loan to collateral value ratio below 65%.

Non-accrual on defaulted loans and impaired loans

No interest income is reported on mortgage notes receivable that are in default, unless the interest is paid in cash and collectability of all amounts due is reasonably assured. At December 31, 2019 and December 31, 2018, all defaulted and impaired loans were on nonaccrual status and any cash received on these loans was not significant.

The composition of the loan portfolio is as follows:

	Successor	Predecessor
(dollars in thousands)	At December 31, 2019	At December 31, 2018
Current mortgage notes receivable	$796,017	$580,003
Defaulted and impaired loans (1)	32,949	11,273
Outstanding balances for mortgage notes receivable before deferred fees and allowance for loan losses	828,966	591,276
Less:
Deferred fees	3,281	—
Allowance for loan losses	4,096	1,704
Carrying value for mortgage notes receivable	$821,589	$589,572
(1)	Average recorded investment in defaulted and impaired loans was $2.2 million and $2.1 million for the year ended December 31, 2019 and December 31, 2018, respectively.

The following table summarizes the activity in the allowance for loan loss, as of and for the periods indicated. All of the allowance for loan losses relates to loans in default. During the year ended, December 31, 2017, there was provision expense and associated charge-offs of $0.3 million.

	Allowance for
(dollars in thousands)	loans in default	Total reserves

Beginning January 1, 2018 (Predecessor)	$—	$—
Provision for loan losses	1,783	1,783
Charge offs	(340)	(340)
Recoveries	261	261
Ending December 31, 2018 (Predecessor)	1,704	1,704
Provision for loan losses	3,342	3,342
Charge offs	(452)	(452)
Recoveries	—	—
Ending November 14, 2019 (Predecessor)	4,594	4,594

Beginning November 15, 2019 (Successor)(1)	4,096	4,096
Provision for loan losses	—	—
Charge offs	—	—
Recoveries	—	—
Ending December 31, 2019 (Successor)	$4,096	$4,096
(1)	The balance at November 15, 2019 (Successor) represents the allowance of the acquirer, BRELF II.